PRIVATE PLACEMENT (Details) - USD ($)				12 Months Ended
	Apr. 09, 2025	Apr. 07, 2025	Apr. 01, 2025	Mar. 31, 2026
Private Placement [Member]
PRIVATE PLACEMENT (Details) [Line Items]
Sale of units in private placement (in Shares)			227,500	227,500
Sale of units per share (in Dollars per share)			$ 10	$ 10
Sale of units aggregate purchase price			$ 2,275,000	$ 2,275,000
Sale of stock description of transaction			Each Initial Private Placement Unit was identical to the Public Units sold in the IPO except for certain registration rights and transfer restrictions.	Each Initial Private Placement Unit was identical to the Public Units sold in the IPO except for certain registration rights and transfer restrictions.
Additional Private Units [Member]
PRIVATE PLACEMENT (Details) [Line Items]
Sale of units in private placement (in Shares)	13,348	13,348	13,348	13,348
Sale of units per share (in Dollars per share)	$ 10	$ 10	$ 10	$ 10
Sale of units aggregate purchase price			$ 133,480
Private placement generated total proceeds		$ 2,408,480		$ 2,408,480
Cancellation of indebtedness		$ 337,580		$ 337,580